                           [Graphic of Capital House]

COLONIAL TAX-EXEMPT INSURED FUND    Semiannual report

May 31, 1998

                          -----------------------------
                           Not FDIC   May Lose Value
                            Insured   No Bank Guarantee
                          -----------------------------

                   COLONIAL TAX-EXEMPT INSURED FUND HIGHLIGHTS
                         DECEMBER 1, 1997 - MAY 31, 1998

INVESTMENT OBJECTIVE: Colonial Tax-Exempt Insured Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in insured municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "The Fund was positioned to take advantage of the declining interest rates that prevailed during the early and late parts of the period. During an interval of rising rates, we took advantage of lower prices to purchase bonds with favorable investment characteristics. These bonds performed
well later in the period as interest rates fell once again."     -- Gary Swayze


                  COLONIAL TAX-EXEMPT INSURED FUND PERFORMANCE


                                               CLASS A     CLASS B     CLASS C
Inception dates                                11/20/85     5/5/92      8/1/97
------------------------------------------------------------------------------
Six-month distributions declared per share(1)  $0.248    $0.216      $0.229
------------------------------------------------------------------------------
SEC yields on 5/31/98(2)                        3.71%     3.14%       3.43%
------------------------------------------------------------------------------
Taxable-equivalent SEC yields(3)                6.14%     5.20%       5.68%
------------------------------------------------------------------------------
Six-month total returns, assuming               3.68%     3.30%       3.45%(4)
reinvestment of all distributions and no
sales charge or contingent deferred
sales charge (CDSC)
------------------------------------------------------------------------------
Net asset value per share on 5/31/98            $8.53     $8.53       $8.53


                  MATURITY BREAKDOWN(5) (as of 5/31/98)
------------------------------------------------------------------------------


1 - 3 years................... 4.1%      15 - 20 years................ 28.7%
3 - 5 years................... 6.1%      20 - 25 years................ 22.4%
5 - 7 years....................1.3%      25+ years.....................10.2%
7 - 10 years.................. 2.9%      Cash and equivalents...........0.3%
10 - 15 years................ 24.0%

(1) A portion of the Fund's income may be subject to the alternative minimum tax.
(2) The 30-day SEC yields on 5/31/98 reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Distributor had not waived certain Fund expenses, the SEC yield for Class C shares would have been 3.11%.

(3) Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

(4) Performance results reflect any voluntary waiver of Fund expenses by the Distributor. Absent this waiver, performance results would have been lower.
(5) Maturity breakdown is calculated as a percentage of total investments, including short-term obligations. Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these maturity breakdowns in the future.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    [Photo of Stephen E. Gibson]

In June 1998, Harold Cogger retired as president of Colonial Tax-Exempt Insured Fund's Board of Trustees. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial Tax-Exempt Insured Fund for the six-month period ending May 31, 1998.

A variety of factors caused bond prices to seesaw during the period, as different sectors of the economy provided mixed signals to fixed-income investors. The economic turmoil in Southeast Asia, its potential to slow U.S. economic growth, and the possibility of interest rate increases by the Federal Reserve Board were strong contributors to price volatility. By the end of the period, fixed-income investors saw improving economic conditions. With hints that growth might slow, investors' fear of inflation was reduced. As interest rates dropped, bond prices finished on a positive note.

The tax-exempt market in which the Fund invests followed a similar pattern of movement. In addition to the trends mentioned above, supply and demand factors contributed to the rising and declining prices during the period. While the environment was a challenging one for municipal bond fund managers, the Fund posted favorable returns relative to its peers over the six-month period. The following portfolio management report expands on these issues, provides details on the Fund's strategies and performance, and offers some insight for the investment period ahead.

For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial Tax-Exempt Insured Fund remains a sensible option for their investment portfolio.

Thank you for choosing Colonial Tax-Exempt Insured Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
July 10, 1998

Because market and economic conditions change, there can be no assurance that the trends described above or on the following pages will continue.

                           PORTFOLIO MANAGEMENT REPORT

GARY SWAYZE is portfolio manager of Colonial Tax-Exempt Insured Fund and is vice president of Colonial Management Associates, Inc. Mr. Swayze assumed management of the Fund in October 1997.

ECONOMIC AND MARKET FACTORS VARIED DURING THE PERIOD

Conditions for fixed-income investments varied during the period as the market's expectations about the economy shifted. Early on, investors focused on the economic crisis in Southeast Asia and its potential effect on the U.S. economy. Anticipation of reduced export volume to the Pacific Rim generated a widespread belief that the U.S. economy would slow down. As a result, interest rates declined and bond prices moved up. During the middle part of the period the trend was reversed, as mild winter weather resulted in earlier than typical demand for construction in the United States. Continued strength in the stock market helped create additional investor wealth, positive consumer sentiment, strong job growth, and ultimately, higher levels of economic growth. However, by the end of the period, growth once again settled back to more modest levels, as certain measures of industrial production declined. This, in combination with continued low inflation, reduced investors' fears that the Federal Reserve Board would raise rates to keep economic growth in check. In response, bond prices recovered nicely.

TAX-EXEMPT BOND MARKET SIMILAR TO TAXABLE BOND MARKET

The tax-exempt bond market experienced price volatility similar to the taxable bond market. Early on, a manageable supply of new issues and heavy seasonal demand created a favorable environment, helping municipal bonds to rise. However, in the early months of 1998, the market found it difficult to absorb unusually large increases in supply, and prices declined. During this period, tax-exempt yields approached those of Treasury bonds, making investments in municipal bonds relatively attractive on an after-tax basis. We sought to take advantage of these conditions by purchasing bonds with favorable characteristics for our long-term strategy. These bonds were in lower demand by the market and, therefore, relatively inexpensive. Near the end of the period, the Long Island Power Authority issued over $3.7 billion of municipal bonds -- the largest issuance in history. While we did not participate in this issue, this noteworthy event focused investors' attention on the municipal market and its relative attractiveness to taxable bonds, increasing demand and prices for many tax-exempt bonds.

FUND POSITIONED TO BENEFIT FROM DECLINING INTEREST RATES

Based on our long-term outlook for low inflation and modest economic growth, we structured the portfolio to take advantage of a potential decline in interest rates. As interest rates fell, our focus on bonds with good call protection had a positive effect on the Fund's performance.

Non-callable bonds perform well when interest rates decline because issuers cannot "call" them before they mature to refinance their debt at lower interest rates. The longer life span of these bonds makes their prices more sensitive to changes in interest rates. This can translate into relatively large price gains when interest rates fall. This type of bond performed well for the Fund during the early and late months of the period.

For the six-month period ended May 31, 1998, the Fund generated a total return of 3.68% for Class A shares, based on net asset value. The Fund outperformed its Lipper competitive peer group, which averaged 3.42% for the same period.(1)

OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT

Our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Sustained high levels of productivity and global competition should keep inflation pressure low, and unresolved issues in Asia ought to keep the U.S. economy from growing too fast. We believe that market fundamentals are also positive. We expect the current budget surplus will continue to reduce the U.S. government's need to borrow money and, therefore, the need to issue Treasury securities. This may create higher demand for alternative fixed-income investments, including municipal bonds which remain attractive relative to taxable bonds.


(1) Source: Lipper Analytical Services, Inc. Lipper rankings are based on the Lipper Insured Municipal Debt Funds category. The Fund's Class A share ranking is in the first quartile for the six-month period (ranked 8 out of 52 funds), in the first quartile for the one-year period (ranked 6 out of 51 funds), in the third quartile for the five-year period (ranked 17 out of 28 funds) and in the third quartile for the ten-year period (ranked 12 out of 17 funds).


          COLONIAL TAX-EXEMPT INSURED FUND'S INVESTMENT PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                Change in Value of $10,000 from 5/31/88 - 5/31/98

                                 CLASS A SHARES
                              Based on NAV and POP

                         CTEIF NAV           POP            LEHMAN
-------------------------------------------------------------------------------
5/31/88                  $10,000             $10,000             $10,000
                          10,242               9,756              10,221
                          10,530              10,030              10,493
                          10,767              10,255              10,696
                          11,638              10,368              11,151
                          11,325              10,787              11,344
                          11,590              11,040              11,649
                          11,693              11,138              11,793
                          11,861              11,297              11,967
                          11,933              11,367              12,072
                          12,361              11,774              12,545
                          12,661              12,059              12,880
                          12,982              12,365              13,173
                          13,225              12,597              13,496
                          13,555              12,912              13,833
                          13,900              13,240              14,167
                          14,112              13,442              14,466
                          14,573              13,881              15,002
                          14,755              14,054              15,220
                          15,613              14,871              16,117
                          15,643              14,900              16,197
                          16,211              15,441              16,833
                          16,231              15,460              16,907
                          16,244              15,473              17,009
                          15,813              15,062              16,597
                          16,048              15,286              16,857
                          15,158              14,438              16,019
                          16,483              15,700              17,329
                          17,099              16,286              18,109
                          17,111              16,298              18,351
                          17,968              17,115              19,046
                          18,035              17,178              19,244
                          17,604              16,768              18,937
                          17,921              17,070              19,312
                          18,773              17,881              20,166
                          18,754              17,864              20,304
                          18,914              18,016              20,505
                          19,508              18,581              21,097
                          20,017              19,066              21,612
                          20,541              19,566              22,160
5/31/98                   20,754              19,768              22,429

                  VALUE OF A $10,000 INVESTMENT MADE ON 5/31/88
                                  As of 5/31/98
-------------------------------------------------------------------------------
             CLASS A                   CLASS B                   CLASS C
          NAV        POP           NAV       W/CDSC            NAV    W/CDSC
-------------------------------------------------------------------------------
       $20,754     $19,768       $19,842     $19,842         $20,676  $20,676
-------------------------------------------------------------------------------




                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 5/31/98


-------------------------------------------------------------------------------
                       CLASS A              CLASS B             CLASS C
INCEPTION             11/20/85              5/5/92              8/1/97
                    NAV     POP        NAV      w/CDSC      NAV      w/CDSC
-------------------------------------------------------------------------------
1 YEAR             9.72%   4.51%       8.91%     3.91%      9.31%     8.31%
5 YEARS            5.82    4.79        5.03      4.70       5.74      5.74
10 YEARS           7.57    7.05        7.09      7.09       7.53      7.53
-------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75%. The CDSC returns reflect the maximum charges of 5% for one year and 2% for five years for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Adviser or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

                              INVESTMENT PORTFOLIO
                     MAY 31, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 97.9%                                     PAR          VALUE
--------------------------------------------------------------------------------
 EDUCATION - 5.7%
  EDUCATION - 4.1%
  CT State Health & Educational
   Facilities Authority,
   Trinity College, Series 1998-F,
                          5.000% 07/01/28                   $2,500      $  2,450
  MA Health and Educational Facilities Authorities:
   Harvard University, Series N,
                          6.250% 04/01/20                    3,000         3,544
   Northeastern University, Series E,
                          6.550% 10/01/22                    1,500         1,650
  UT State Municipal Finance Co-Operative
   Local Government, Pooled Capital
   Improvement,
                          6.800% 05/01/12                    1,000         1,100
                                                                        --------
                                                                           8,744
                                                                        --------
 STUDENT LOAN - 1.6%
 AL State Higher Education Loan Corp.,
  Series 1994-C,
                         5.850% 09/01/04                     1,000         1,067
 NM State Educational Assistance
  Foundation, Series A,
                         6.700% 04/01/02                       200           215
 PA State Higher Education Assistance
  Student Loan RIB (variable rate),
  Series 1990-B,
                        10.717% 03/01/20                     2,000         2,263
                                                                        --------
                                                                           3,545
                                                                        --------

 ................................................................................
 HEALTHCARE - 8.5%
 HOSPITAL
 IL Health Facilities Authority:
  Methodist Health Services Corp.:
  Series 1985-G,
                         8.000% 08/01/15                       940           994
  Series 1992-B, RIB (variable rate),
                         9.892% 05/01/21                       500           594
  Rockford Memorial Hospital, Series B,
                         6.750% 08/15/18                        50            55
 MA Health and Educational Facilities Authority:
  McLean Hospital, Series C,
                         6.625% 07/01/15                       500           547
   New England Deaconess Hospital,
   Series D,
                          6.875% 04/01/22                    2,500         2,783
   Valley Regional Health System,
   Series C,
                          7.000% 07/01/08                    1,585         1,874
  MS State Hospital Equipment and
   Facilities Authority,
   Rush Medical Foundation Project,
                          6.700% 01/01/18                      250           272
  OK State Industrial Authority,
   Baptist Medical Center,
   Series C,
                          7.000% 08/15/04                    1,500         1,713
  TN Knox City Health, Education and
   Housing Facilities,
                          5.250% 01/01/15                    5,000         5,191
  WA State Health Care Facilities Authority,
   Swedish Health Services,
   Series 1998,
                          5.125% 11/15/18                    2,000         1,981
  WI State Health & Educational
   Facilities Authority:
   Bellin Memorial Hospital,
                          6.625% 02/15/08                    1,000         1,158
   Waukesha Memorial Hospital,
                          7.250% 08/15/19                       60            65
   Milwaukee Regional Medical Center,
   Series 1990,
                          7.500% 08/01/11                    1,000         1,072
                                                                        --------
                                                                          18,299
                                                                        --------

 ................................................................................
 HOUSING - 4.5%
 MULTI-FAMILY - 2.2%
 IL Onterie Center Housing Finance Corp.,
  Onterie Center Project,
  Series 1992-A,
                         7.050% 07/01/27                     2,000         2,132
 MA State Housing Finance Agency,
  Series A,
                         6.400% 01/01/09                     1,910         2,053
 MD Howard County Medical Mortgage
  Heartlands Elderly Apartments,
  Series 1985,
                         8.875% 12/01/10                       490           531
                                                                        --------
                                                                           4,716
                                                                        --------
 SINGLE FAMILY - 2.3%
 AK State Housing Finance Corp.,
  Series 1990-A2,
                         7.000% 12/01/11                       110           117
 FL Brevard County Housing Finance Authority,
  Series C,
                         7.000% 09/01/23                        40            42
 MA State Housing Finance Agency,
  Series 21,
                         7.125% 06/01/25                     1,310         1,407
 MS Housing Finance Corporation Single
  Family Mortgage,
                         8.250% 10/15/18                     2,225         2,339
 WV State Housing Development Fund,
  Series C,
                         5.800% 05/01/17                     1,000         1,045
                                                                        --------
                                                                           4,950
                                                                        --------

 ................................................................................
 OTHER - 8.9%
 POOL/BOND BANK - 0.6%
 MI Municipal Bond Authority, Local
  Government Loan Program,
  Series 1991-C,
                            (a) 06/15/15                     3,380         1,426
                                                                        --------
 REFUNDED/ESCROWED (B) - 8.3%
 CA Alameda County,  Series 1985-1,
                         7.250% 12/01/08                     1,300         1,425
 CA East Bay Municipal Utilities District,
  Series 1990,
                         7.500% 06/01/18                     1,000         1,088
 FL Dunedin, Mease Health Care Center,
  Series 1991,
                         6.750% 11/15/11                       100           110
 FL Hollywood Water & Sewer Revenue,
                         6.750% 10/01/11                        50            55
 IL Chicago, Central Public Library Project,
  Series 1988-C,
                         6.850% 01/01/17                     1,000         1,115
 IL Decatur,
                         6.900% 10/01/14                       250           272
 IN Whitko Middle School Building
  Corporation First Mortgage, Series 1991,
                         6.750% 07/15/12                     1,000         1,088
 MA State Port Authority,
  Series 1990-A,
                         7.500% 07/01/20                       235           256
 NV Reno Hospital, St. Mary's Regional
  Medical Center, Series 1991-A,
                         6.700% 07/01/21                     1,000         1,094
 NY New York City Municipal Finance
  Authority Water and Sewer Systems,
  Series 1991-C,
                         7.000% 06/15/16                     1,500         1,648
 NY State Medical Care Facilities
  Finance Agency, St. Luke's-Roosevelt
  Hospital Center, Series 1989-B,
                         7.450% 02/15/29                       500           538
 OK State Industrial Authority,
  Baptist Medical Center,
  Series A,
                         7.000% 08/15/14                       150           162
 OR Portland International Airport,
                         7.100% 07/01/21                       950         1,162
 SC Charleston County Certificate
  of Participation, Series 1991,
                         7.100% 06/01/11                     2,000         2,208
 SC Piedmont Municipal Power Agency,
  Series 1991-A,
                         6.125% 01/01/07                        75            85
 TN Chattanooga-Hamilton County,
  Series 1991-B, RIB (variable rate),
                         9.824% 05/25/21                     1,000         1,186
 TX Colorado River Municipal Water
  District,  Water Transmission Facilities,
  Series 1991-A,
                         6.625% 01/01/21                       250           266
 TX Harris County Health Facilities
  Development Corp.,
  Texas Children's Hospital, Series A,
                         7.000% 10/01/19                        50            53
 WA Clark County Public Utilities
  District Number 001 Electric System,
                         6.500% 01/01/11                       200           216
 WA State Housing Finance Commission,
  Franciscan Eldercare Corp.:
  Series 1991:
                         6.875% 01/01/21                       910           989
                         6.875% 01/01/21                     1,340         1,458
  WA State Public Power Supply System,
   Nuclear Project No. 2,
   Series A,
                          6.500% 07/01/05                      200           217
  WI State Health & Educational
   Facilities Authority,
   Waukesha Memorial Hospital,
                          7.250% 08/15/19                      940         1,022
  WV School Building Authority, Capital
   Import Revenue Bonds, Series 1990-B,
                          6.750% 07/01/17                       75            81
                                                                        --------
                                                                          17,794
                                                                        --------

 ................................................................................
 OTHER REVENUE - 0.7%
 RECREATION
 CA Fairs Financing Authority,
  Series 1991,
                         6.500% 07/01/11                     1,300         1,406
                                                                        --------

 ................................................................................
 RESOURCE RECOVERY - 0.7%
 RESOURCE RECOVERY
 SC Charleston County Solid Waste User Fee,
                         6.500% 01/01/09                     1,405         1,583
                                                                        --------

 ................................................................................
 TAX-BACKED - 31.2%
 LOCAL APPROPRIATED - 4.4%
 IL Chicago Board of Education,
  Series 1992-A,
                         6.250% 01/01/15                     6,000         6,897
 OH Butler County Transportation Improvement
  District, Series A,
                         6.000% 04/01/12                     2,250         2,503
                                                                        --------
                                                                           9,400
                                                                        --------
 LOCAL GENERAL OBLIGATIONS - 12.0%
 AZ Maricopa County School District,
  Number 8 Osborn,
                         7.500% 07/01/08                     1,235         1,536
 AZ Mohave County Unified High School
  District, Series B,
                         8.500% 07/01/06                       250           319
 AZ Tucson,
  Series 1994-G,
                         7.625% 07/01/14                     3,140         4,110
 CO El Paso County School District No. 11,
  Series 1996,
                         7.100% 12/01/18                     4,420         5,622
 CO Highlands Ranch Metropolitan
  District No. 2,
  Series 1996,
                         6.500% 06/15/12                     1,000         1,180
 GA Columbia County School District,
  Series A,
                         6.750% 04/01/08                     1,695         2,001
 IL Chicago,
  Series 1995-A2,
                         6.250% 01/01/14                     4,000         4,603
 MD Baltimore:
                         7.000% 10/15/08                       300           362
                         7.000% 10/15/09                     1,055         1,284
 NV Clark County,
  Series A,
                         7.500% 06/01/07                       350           428
 NV Las Vegas-Clark County Library District,
                         7.500% 02/01/02(c)                  1,000         1,111
 OH Greater Cleveland Regional
  Transportation Authority:
  Series 1996,
                         5.600% 12/01/11                     2,000         2,141
  Series 1998,
                         5.375% 12/01/14                     1,040         1,080
                                                                        --------
                                                                          25,777
                                                                        --------
 SPECIAL NON-PROPERTY TAX - 6.2%
 IL Metropolitan Pier & Exposition
  Authority, McCormick Place Expansion
  Project:
                            (a) 06/15/16                     3,750         1,469
                            (a) 06/15/17                     3,800         1,408
 IL State Dedicated Tax,
 Civic Center, Series A,
                         7.000% 12/15/13                       200           217
 NY New York City Transitional Finance
  Authority, Series A,
                         5.125% 08/15/21                     1,000           985
 NY State Local Government Assistance Corp.,
  Series 1993-E,
                         5.000% 04/01/21                     3,175         3,158
 NY Triborough Bridge & Tunnel Authority,
  Series A,
                         6.625% 01/01/17                       250           268
 PR Commonwealth of Puerto Rico Highway
  & Transportation Authority,
  Series 1996-Y,
                         6.250% 07/01/12                     3,000         3,475
 PR Commonwealth of Puerto Rico,
  Infrastructure Finance Authority, Series A,
                         5.000% 07/01/28                     2,500         2,454
                                                                        --------
                                                                          13,434
                                                                        --------
 STATE APPROPRIATED - 4.3%
 IN State Office Building Commission,
  Women's Prison, Series B,
                         6.250% 07/01/16                     8,000         9,199
                                                                        --------
 STATE GENERAL OBLIGATIONS - 4.3%
 CA State,
  Series 1995,
                        10.000% 10/01/06                     1,000         1,380
 DC District of Columbia
  General Obligation, Series 1993-B1,
                         5.500% 06/01/09                     1,000         1,061
 MA Massachusetts Bay Transportation
  Authority, Series C,
                         5.000% 03/01/24                     1,500         1,458
 MA State,
  Series B,
                         5.500% 06/01/11                     5,000         5,299
                                                                        --------
                                                                           9,198
                                                                        --------

 ................................................................................
 TRANSPORTATION - 8.6%
  AIR TRANSPORTATION - 0.5%
  NY Port Authority of New York & New Jersey,
   JFK International Air Terminal, Series 6,
                          6.250% 12/01/08                    1,000         1,133
                                                                        --------
 AIRPORT - 1.5%
 HI State, Airport System Revenue,
  Series 2,
                         6.750% 07/01/21                       250           270
 IL Chicago O'Hare International Airport
  Special Facility, International Terminal,
                         6.750% 01/01/12                       300           324
 MA State Port Authority,
  Series 1990-A,
                         7.500% 07/01/20                       765           825
 OR Portland International Airport,
                         7.100% 07/01/21                        50            54
 TX Dallas-Fort Worth Regional Airport,
  Series A,
                         7.375% 11/01/11                     1,380         1,604
 TX Houston Airport System Revenue,
  Series A,
                         6.750% 07/01/21                       200           216
                                                                        --------
                                                                           3,293
                                                                        --------
 TOLL FACILITIES - 0.1%
 TX Harris County,
  Toll Road Revenue,
                         6.500% 08/15/11                       120           131
                                                                        --------
 TRANSPORTATION - 6.5%
 DC Metropolitan Area Transit Authority,
                         6.000% 07/01/10                     1,000         1,130
 IL Regional Transportation Authority,
  Series C,
                         7.750% 06/01/20                     5,000         6,808
 NY Metropolitan Transportation Authority,
  Commuter Facilities, Series 1997 B-1,
                         5.000% 07/01/18                     2,500         2,453
 SC State Ports Authority,
  Series 1991:
                         6.500% 07/01/06                       250           269
                         6.750% 07/01/21                     3,000         3,238
                                                                        --------
                                                                          13,898
                                                                        --------

 ................................................................................
 UTILITY - 29.1%
  INVESTOR OWNED - 5.9%
  DE State Economic Development Authority,
   New Castle County Gas System,
   Series 1991-C,
                          7.150% 07/01/21                    1,000         1,092
  HI State Department of Budget & Finance,
   Hawaiian Electric Co.,
   Series A,
                          6.600% 01/01/25                    4,000         4,427
  MI St. Clair County Economic
   Development Corp.,
   Detroit Edison Co., Series 1993-AA,
                          6.400% 08/01/24                    1,000         1,118
  NV Clark County Pollution Control
   Nevada Power Company,  Series 1992-B,
                          6.600% 06/01/19                    3,500         3,829
  NY New York Energy Research & Development
   Adjusted Gas Facilities,
   Brooklyn Union Gas Company, Series 1989-B
                          6.750% 02/01/24                    2,000         2,182
                                                                        --------
                                                                          12,648
                                                                        --------
 JOINT POWER AUTHORITY - 11.1%
 CA Southern California Power Authority,
  Palo Vero Project,
  Series 1989-A,
                         5.000% 07/01/15                     5,500         5,487
  GA Municipal Electric Authority Power,
  Series 1997-Y,
                         6.400% 01/01/13                     1,000         1,164
 MN Southern Minnesota Municipal Power
  Agency, Series A,
                         5.000% 01/01/16                       750           741
 SC Piedmont Municipal Power Agency,
  Series 1991-A,
                         6.125% 01/01/07                       425           472
 SC State Public Service Authority,
  Series A,
                         6.250% 01/01/22                     3,500         3,911
 TX State Municipal Power Agency:
                            (a) 09/01/10                     5,000         2,779
                            (a) 09/01/11                     7,900         4,132
                            (a) 09/01/12                     3,000         1,474
                            (a) 09/01/15                     8,975         3,713
                                                                        --------
                                                                          23,873
                                                                        --------
 MUNICIPAL ELECTRIC - 5.6%
 AK Anchorage:
   Series 1993,
                          8.000% 12/01/09                    1,000         1,306
   Series 1996,
                          6.500% 12/01/10(c)                 3,075         3,629
  OH Cleveland,
   Series 1996-1,
                          5.000% 11/15/24                    4,000         3,931
  PR Puerto Rico Electric Power Authority,
   Series 1989-O,
                          5.000% 07/01/12                    2,900         2,901
  SD Heartland Consumers Power District,
                          6.000% 01/01/09                      300           334
                                                                        --------
                                                                          12,101
                                                                        --------
 WATER & SEWER - 6.4%
 CA Central Coast Water Authority,
  State Water Project Regional Facilities,
  Series 1996-A,
                         5.000% 10/01/22                     1,700         1,662
 FL Saint John's County Water and Sewer
  Saint Augustine Shores System,
  Series 1991-A:
                            (a) 06/01/13                     2,600         1,252
                            (a) 06/01/14                     1,500           683
 GA Fulton County Water and Sewer,
                         6.375% 01/01/14                     6,000         7,007
 IL Kankakee Sewer,
  Series 1991,
                         7.000% 05/01/16                     1,000         1,122
 PA Pottstown Borough Authority Sewer,
  Guaranteed Sewer Revenue, Series 1991,
                            (a) 11/01/16                     1,000           387
 TX Houston Water & Sewer System,
  Series 1998-A,
                            (a) 12/01/19(d)                  2,000           653
 VA Loudoun County Sanitation Authority,
  Series 1992,
                         6.250% 01/01/16                     1,000         1,089
                                                                        --------
                                                                          13,855
                                                                        --------

TOTAL MUNICIPAL BONDS (cost of $189,096)                                 210,403
                                                                        --------

OPTIONS - 0.0%                                           CONTRACTS
--------------------------------------------------------------------------------
    September 1998 Treasury Bonds Puts:
    Strike Price 116, expiration 08/22/98
    (cost $126)                                             15,800            44
                                                                        --------

TOTAL INVESTMENTS - 97.9% (cost of $189,222)(e)                          210,447
                                                                        --------

SHORT-TERM OBLIGATIONS - 0.3%                                PAR
--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES (f)
   Fl Pinellas County Health Facilities
    Authority, Series 1985,
                           4.000% 12/01/15                     200           200
   LA State Offshore Terminal Authority,
    Loop, Inc.,
                           3.950% 09/01/06                     200           200
   MS Perry County,
    Leaf River Forest Project,
                           3.950% 03/01/02                     100           100
   NM Farmington,
    Arizona Public Service Co.,
    Four Corners Project, Series 1994-B,
                           3.950% 09/01/24                     200           200
                                                                        --------

 TOTAL SHORT-TERM OBLIGATIONS                                                700
                                                                        --------

OTHER ASSETS & LIABILITIES, NET - 1.8%                                     3,911
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                     $215,058
                                                                        ========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Zero coupon bond.
(b) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) These securities, or a portion thereof, with a total market value of $691 are being used to collateralize the delayed delivery purchase indicated in note (d) below.
(d) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(e) Cost for federal income tax purposes is the same.
(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 1998.

                 Acronym                     Name
                 -------                     ----
                   RIB               Residual Interest Bond

                        Summary of securities by insurer

                                                            % of
  Insurer                                                 Net Assets
  -------                                                 ----------
  Municipal Bond Insurance Agency                               30.3
  AMBAC Indemnity Corporation                                   28.0
  Financial Guarantee Insurance Company                         23.0
  Uninsured Securities                                          12.1
  Financial Security Assurance                                   3.3
  Capital Guarantee Insurance Company                            1.2
  Bond Investment Guarantee Insurance                            1.1
  Connie Lee Insurance Company                                   1.0
                                                          ----------
                                                               100.0
                                                          ==========

  See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            MAY 31, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $189,222)                                 $210,447
Short-term obligations                                                    700
                                                                     --------
                                                                      211,147

Receivable for:
      Interest                                            $4,029
      Investments sold                                     1,963
      Fund shares sold                                        91
Other                                                          6        6,089
                                                          ------     --------

        Total Assets                                                  217,236

LIABILITIES
Payable for:
  Distributions                                              796
  Investments purchased                                      628
  Fund shares repurchased                                    242
Accrued:
  Deferred Trustees fees                                       5
Other                                                        507
                                                                     --------
        Total Liabilities                                               2,178
                                                                     --------

NET ASSETS                                                           $215,058
                                                                     ========

Net asset value & redemption price per share -
Class A ($177,191/20,784)                                            $   8.53
                                                                     ========

Maximum offering price per share - Class A
($8.53/0.9525)                                                       $   8.96(a)
                                                                     ========

Net asset value & offering price per share -
Class B ($37,509/4,400)                                              $   8.53(b)
                                                                     ========

Net asset value & offering price per share -
Class C ($358/42)                                                    $   8.53(b)
                                                                     --------


COMPOSITION OF NET ASSETS
Capital paid in                                                      $195,204
Undistributed net investment income                                        44
Overdistributed net realized loss                                      (1,415)
Net unrealized appreciation                                            21,225
                                                                     --------
                                                                     $215,058
                                                                     ========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE SIX MONTHS ENDED MAY 31, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                 $6,104

EXPENSES
Management fee                                              $  612
Service fee                                                    273
Distribution fee - Class B                                     142
Distribution fee - Class C                                     (a)
Transfer agent fee                                             166
Bookkeeping fee                                                 43
Trustees fee                                                    10
Audit fee                                                       15
Legal fee                                                        3
Custodian fee                                                    4
Registration fee                                                18
Reports to shareholders                                          5
Other                                                            7        1,298
                                                             -----       ------
       Net Investment Income                                              4,806
                                                                         ------

NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                              877
Net unrealized appreciation
 during the period                                           2,076
                                                             -----
       Net Gain                                                           2,953
                                                                         ------
Increase in Net Assets from Operations                                   $7,759
                                                                         ======

(a) Rounds to less than one.

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                   (Unaudited)
                                                   Six months
                                                     ended          Year ended
(in thousands)                                       May 31         November 30
                                                   ----------       -----------
INCREASE (DECREASE) IN NET ASSETS                     1998              1997(a)
Operations:
Net investment income                               $  4,806         $ 10,736
Net realized gain                                        877            4,577
Net unrealized appreciation (depreciation)             2,076           (1,144)
                                                    --------         --------
    Net Increase from Operations                       7,759           14,169
Distributions:
From net investment income - Class A                  (4,186)          (9,102)
In excess of net realized gains - Class A             (1,079)            --
From net investment income - Class B                    (741)          (1,656)
In excess of net realized gains - Class B               (230)            --
From net investment income - Class C                      (3)              (1)
In excess of net realized gains - Class C                 (1)            --
                                                    --------         --------
                                                       1,519            3,410
                                                    --------         --------
Fund Share Transactions
Receipts for shares sold - Class A                     3,575            8,069
Value of distributions reinvested - Class A            3,261            5,450
Cost of shares repurchased - Class A                 (12,438)         (41,496)
                                                    --------         --------
                                                      (5,602)         (27,977)
                                                    --------         --------
Receipts for shares sold - Class B                     1,963            1,089
Value of distributions reinvested - Class B              610              962
Cost of shares repurchased - Class B                  (3,911)          (8,696)
                                                    --------         --------
                                                      (1,338)          (6,645)
                                                    --------         --------
Receipts for shares sold - Class C                       253              100
Value of distributions reinvested - Class C                3                1
                                                    --------         --------
                                                         256              101
                                                    --------         --------
  Net Decrease from Fund Share Transactions           (6,684)         (34,521)
                                                    --------         --------
        Total Decrease                                (5,165)         (31,111)
NET ASSETS
Beginning of period                                  220,223          251,334
                                                    --------         --------
End of period (including undistributed net
  investment income of $44 and $168,
  respectively)                                     $215,058         $220,223
                                                    ========         ========

(a) Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                   (Unaudited)
                                                   Six months
                                                     ended          Year ended
                                                     May 31         November 30
                                                   ----------       -----------
                                                      1998            1997(a)

NUMBER OF FUND SHARES
Sold - Class A                                           421              974
Issued for distributions reinvested - Class A            383              659
Repurchased - Class A                                 (1,460)          (5,014)
                                                    --------         --------
                                                        (656)          (3,381)
                                                    --------         --------
Sold - Class B                                           231              132
Issued for distributions reinvested - Class B             72              116
Repurchased - Class B                                   (459)          (1,050)
                                                    --------         --------
                                                        (156)            (802)
                                                    --------         --------
Sold - Class C                                            30               12
Issued for distributions reinvested - Class C            (b)              (b)
                                                    --------         --------
                                                          30               12
                                                    --------         --------

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                             MAY 31, 1998 (UNAUDITED)

NOTE 1.  INTERIM FINANCIAL STATEMENTS
 ................................................................................
In the opinion of management of Colonial Tax-Exempt Insured Fund (the Fund), a series of Colonial Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
 ................................................................................
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in insured municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt
Fund, and Colonial High Yield Municipal Fund as follows:

             Average Net Assets            Annual Fee Rate
             ------------------            ---------------
             First $1 billion                   0.60%
             Next $2 billion                    0.55%
             Next $1 billion                    0.50%
             Over $4 billion                    0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 1997, and continuing through calendar year 1997, the Transfer Agent fee was reduced 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.14% to 0.13% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. For the six months ended May 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $9,218 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $46,387 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
 ................................................................................
INVESTMENT ACTIVITY: For the six months ended May 31, 1998, purchases and sales of investments, other than short-term obligations were $7,538,750 and $15,521,565, respectively.

Unrealized appreciation (depreciation) at May 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

   Gross unrealized appreciation                     $21,308,942
   Gross unrealized depreciation                         (84,103)
                                                     -----------
           Net unrealized appreciation               $21,224,839
                                                     ===========

OTHER: The Fund has greater than 10% of its net assets at May 31, 1998 invested in both Illinois and Massachusetts.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5.  LINE OF CREDIT
 ................................................................................
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 1998.

                          FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:
                                                     (Unaudited)
                                                  Six months ended
                                                       May 31
                                           -------------------------------
                                                        1998
                                           Class A     Class B     Class C
                                           -------     -------     -------
Net asset value -
   Beginning of period                     $ 8.470     $ 8.470     $ 8.470
                                           -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.193       0.161       0.174(b)
Net realized and
  unrealized gain (loss)                     0.115       0.115       0.115
                                           -------     -------     -------
   Total from Investment Operations          0.308       0.276       0.289
                                           -------     -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                  (0.198)     (0.166)     (0.179)
In excess of net realized gains             (0.050)     (0.050)     (0.050)
                                           -------     -------     -------
Total Distributions
   Declared to Shareholders                 (0.248)     (0.216)     (0.229)
                                           -------     -------     -------
Net asset value -
   End of period                           $ 8.530     $ 8.530     $ 8.530
                                           =======     =======     =======
Total return (d)                             3.68%(e)    3.30%(e)    3.45%(e)
                                           =======     =======     =======

RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                 1.06%(g)    1.81%(g)    1.51%(b)(g)
Net investment income(f)                     4.54%(g)    3.78%(g)    4.08%(b)(g)
Portfolio turnover                              4%(e)       4%(e)       4%(e)
Net assets at end
 of period (000)                           $177,191    $37,509     $   358

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Net of fees waived by the Distributor which amounted to $0.013 per share and 0.30%.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                 Year ended November 30
      -------------------------------------------------------------------------
                         1997                            1996
      Class A          Class B          Class C(a)      Class A        Class B
      --------         --------        --------         --------       --------

      $  8.330         $  8.330        $  8.530         $  8.380       $  8.380
      --------         --------        --------         --------       --------

         0.398            0.336           0.118            0.403          0.342

         0.136            0.136          (0.061)(c)       (0.045)        (0.045)
      --------         --------        --------         --------       --------

         0.534            0.472           0.057            0.358          0.297
      --------         --------        --------         --------       --------


        (0.394)          (0.332)         (0.117)          (0.408)        (0.347)
      --------         --------        --------         --------       --------

        (0.394)          (0.332)         (0.117)          (0.408)        (0.347)
      --------         --------        --------         --------       --------

      $  8.470         $  8.470        $  8.470         $  8.330       $  8.330
      ========         ========        ========         ========       ========
         6.63%            5.83%           0.68%(e)         4.48%          3.70%
      ========         ========        ========         ========       ========


         1.07%            1.82%           1.51%(g)         1.05%          1.80%
         4.76%            4.01%           4.22%(g)         4.92%          4.17%
           26%              26%             26%              25%            25%

      $181,543         $ 33,580        $    100         $206,713       $ 44,621

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                              Year ended November 30
                                    ----------------------------------------
                                           1995                  1994
                                    Class A    Class B    Class A    Class B
                                    -------    -------    -------    -------
Net asset value -
   Beginning of period              $ 7.450    $ 7.450    $ 8.420    $ 8.420
                                    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                 0.418      0.359      0.439      0.378
Net realized and unrealized
  gain (loss)                         0.935      0.935     (0.977)    (0.977)
                                    -------    -------    -------    -------
   Total from Investment
      Operations                      1.353      1.294     (0.538)    (0.599)
                                    -------    -------    -------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income           (0.423)    (0.364)    (0.432)    (0.371)
                                    -------    -------    -------    -------
Net asset value -
   End of period                    $ 8.380    $ 8.380    $ 7.450    $ 7.450
                                    =======    =======    =======    =======
Total return (a)                     18.55%     17.68%     (6.61)%    (7.31)%
                                    =======    =======    =======    =======

RATIOS TO AVERAGE NET ASSETS
Expenses                               1.05%(b)   1.80%(b)   1.05%      1.80%
Net investment income                  5.20%(b)   4.45%(b)   5.44%      4.69%
Portfolio turnover                       31%        31%        36%        36%
Net assets at end
  of period (000)                   $240,894    $50,016   $198,909    $45,801


(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                        Year ended November 30
                                                       ------------------------
                                                                1993
                                                       Class A         Class B
                                                       --------        --------
Net asset value -
   Beginning of period                                 $  8.080        $  8.080
                                                       --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
                                                          0.456           0.395
Net realized and unrealized gain (loss)
                                                          0.338           0.338
                                                       --------        --------
   Total from Investment Operations                       0.794           0.733
                                                       --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.454)         (0.393)
                                                       --------        --------
Net asset value -
   End of period                                       $  8.420        $  8.420
                                                       ========        ========
Total return (a)                                         10.00%           9.20%
                                                       ========        ========

RATIOS TO AVERAGE NET ASSETS
Expenses                                                  1.07%           1.82%
Net investment income                                     5.44%           4.69%
Portfolio turnover                                          12%             12%
Net assets at end of period (000)                      $241,610        $ 46,035

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Tax-Exempt Insured Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

Colonial Tax-Exempt Insured Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Tax-Exempt Insured Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of our Performance Update.

                                    TRUSTEES
ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

[Logo] LIBERTY
       COLONIAL FUNDS o STEIN ROE ADVISOR FUNDS o NEWPORT FUNDS
       Liberty Funds Distributor, Inc. (C)1998
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       Visit us at www.libertyfunds.com

                                                   TI-03/370F-0598 (7/98) 98/665